PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 28, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds)

CIK No. 0000105377

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class P, Class R, Class S, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of Invesco Charter Fund, Invesco Diversified Dividend Fund and Invesco Summit Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 129 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 129 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel